SEGMENT INFORMATION (Revenue by product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Net sales	$ 16,414,466	$ 16,090,744	$ 8,735,435
Slabs
Disclosure of products and services [line items]
Net sales	640,231	1,304,437	1,047,311
Hot rolled
Disclosure of products and services [line items]
Net sales	6,991,466	6,356,576	2,880,055
Cold rolled
Disclosure of products and services [line items]
Net sales	1,951,702	1,990,143	1,101,963
Coated
Disclosure of products and services [line items]
Net sales	5,704,765	5,303,394	3,015,132
Roll-formed and tubular
Disclosure of products and services [line items]
Net sales	660,829	659,609	413,337
Billets, round bars and others
Disclosure of products and services [line items]
Net sales	142,512	167,138	3,632
Other products
Disclosure of products and services [line items]
Net sales	$ 322,961	$ 309,447	$ 274,005